Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of lease costs and additional information
Lease costs

In millions	Year ended December 31,	2024	2023	2022
Operating lease cost		$153	$149	$142
Short-term lease cost		54	39	40
Variable lease cost (1)		41	43	51
Amortization of finance right-of-use assets		11	11	11
Total lease cost (2)		$259	$242	$244
(1)Mainly relates to leases of trucks for the Company's freight delivery service contracts.
(2)Includes lease costs from Purchased services and material and Equipment rents in the Consolidated Statements of Income.
Additional information

In millions	Year ended December 31,	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities ($)
Operating cash outflows from operating leases		152	148	135
Financing cash outflows from finance leases		31	2	7
Right-of-use assets obtained in exchange for lease liabilities ($)
Operating lease		234	91	142
Finance lease		—	30	7

Schedule of lease assets and liabilities
Classification

In millions	Classification	As at December 31,	2024	2023
Lease right-of-use assets
Finance leases	Properties		$381	$416
Operating leases	Operating lease right-of-use assets		485	424
Total lease right-of-use assets			$866	$840
Lease liabilities
Current
Finance leases	Current portion of long-term debt		$1	$31
Operating leases	Accounts payable and other		134	117
Noncurrent
Finance leases	Long-term debt		6	7
Operating leases	Operating lease liabilities		343	298
Total lease liabilities			$484	$453

Terms and discount rates

As at December 31,	2024	2023
Weighted-average remaining lease term (years)
Finance leases	2.7	1.0
Operating leases	15.0	4.9
Weighted-average discount rate (%)
Finance leases	4.24	5.31
Operating leases	4.50	3.44

Schedule of finance lease maturities
Lease liabilities maturities

In millions	Finance leases	Operating leases
2025	$2	$150
2026	4	110
2027	1	80
2028	1	46
2029	—	20
2030 & thereafter	—	328
Total lease payments	8	734
Less: Imputed interest	1	257
Present value of lease payments	$7	$477

Schedule of operating lease maturities
Lease liabilities maturities

In millions	Finance leases	Operating leases
2025	$2	$150
2026	4	110
2027	1	80
2028	1	46
2029	—	20
2030 & thereafter	—	328
Total lease payments	8	734
Less: Imputed interest	1	257
Present value of lease payments	$7	$477